SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of Black Scholes option-pricing model with assumptions used

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Expected term (years)	6 years - 6.3 years	5 years - 6 years
Risk-free interest rate	3.1% - 3.6%	0.3% - 1.2%
Expected volatility	64%	54% - 58%
Expected dividend yield	0%	0%

Summary of non-vested share option activity under the share option plans

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
(in thousands)	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1,2023	2,829,756	$1.81	8.77	$0.98273
Exercised	—	—
Cancelled/Forfeited	—	—
Expired	(28,036)	0.12
Granted	—	—
Options outstanding at March 31, 2023	2,801,720	$1.83	7.60	$0.97345
Options exercisable at March 31, 2023	1,252,870	$1.61	6.04		$63

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2021	1,810,749	$0.06143	9.70	$3.46867
Exercised	(1,424,622)	0.01447
Cancelled	(405,936)	0.06452
Forfeited	(136,221)	0.00100
Granted	2,109,912	1.68113
Options outstanding at December 31, 2021	1,953,882	$1.72323	9.31	$1.12355
Exercised	—	—
Cancelled	—	—
Forfeited	(42,126)	2.00000
Granted	918,000	2.00000
Options outstanding at December 31, 2022	2,829,756	$1.80889	8.77	$0.98273
Options exercisable at December 31, 2022	986,636	$1.45189	8.26		$162
Vested and expected to vest after December 31, 2022	2,829,756	$1.80889	8.77

Schedule of stock-based compensation

	Three Months Ended March 31,
(in thousands)	2023	2022
Research and development	$70	$40
Selling, general and administration	223	58
Total	$293	$98

	For the Year Ended December 31,
	2022	2021
Research and development	$216	$2,982
Selling, general and administrative	272	3,214
Total	$488	$6,196